Earnings (Loss) per Share - Schedule of Computation of Basic and Diluted Income Attributable to Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net income (loss)	$ 40,656	$ (120,858)	$ (59,967)	$ 14,119,773
Less: Income (loss) attributable to non-controlling interests	(50,249)	(107,367)	(74,434)	5,997,591
Net income (loss) attributable to shareholders of Sinovac		(13,491)	14,467	8,122,182
Less: Preferred stock dividends		0
Net income (loss) attributable to common shareholders of Sinovac	90,905	(13,491)	14,467	8,122,182
Net income (loss) attributable to common shareholders of Sinovac for computing diluted net income per share	$ 90,905	$ (13,491)	$ 14,467	$ 8,122,182
Denominator
Basic weighted average number of common shares outstanding	71,860,702	71,830,233	71,724,902	71,534,210
Dilutive effect of stock options and preferred shares	0	19,863	39,726	63,619
Diluted weighted average number of common shares outstanding	71,860,702	71,850,096	71,764,628	71,597,829
Basic net income (loss) per share
Continuing operations	$ 1.27	$ (0.19)	$ 0.2	$ 113.54
Basic net income (loss) per share	1.27	(0.19)	0.20	113.54
Diluted net income (loss) per share
Continuing operations	1.27	(0.19)	0.2	113.44
Diluted net income (loss) per share	$ 1.27	$ (0.19)	$ 0.20	$ 113.44